Other Receivables - Schedule of Other Receivables (Details)		Sep. 30, 2025 SGD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 SGD ($)
Schedule of Other Receivables [Abstract]
Amount due from third parties		$ 16,912	$ 13,110	$ 112,319
Deposits		395,003	306,204	344,221
Advance to a supplier	[1]	4,020,000	3,116,279	800,000
Prepayments		112,781	87,427	188,922
Other receivables		$ 4,544,696	$ 3,523,020	$ 1,445,462

[1]	Advance to a supplier was related to a purchase order for SuperSun Lithium Battery Energy Storage System.